RELATED PARTY TRANSACTIONS - Additional Information (Details) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2024	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
RELATED PARTY TRANSACTIONS
Percentage of royalty repurchased	1.00%
Minimum commitments under the contracts		$ 2,785		$ 2,428
Amount of additional minimum required payments to be made		5,644		4,927
Pallinghurst Graphite International Limited
RELATED PARTY TRANSACTIONS
Interest expense on debt instruments issued		$ 216	$ 160	$ 1,716	$ 1,271
Percentage of royalty repurchased		1.00%	1.00%
Pallinghurst Bond Limited
RELATED PARTY TRANSACTIONS
Percentage of royalty repurchased		0.20%	0.20%